Significant events and transactions - Additional Information (Detail) € / shares in Units, € in Thousands		6 Months Ended		12 Months Ended
	Jan. 27, 2022 EUR (€) € / shares shares	Jun. 30, 2022 EUR (€)	Jun. 30, 2021 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Jun. 30, 2022 $ / shares	Jan. 27, 2022 $ / shares	Dec. 01, 2021 EUR (€)	Apr. 07, 2021 EUR (€)
Disclosure of non-adjusting events after reporting period [line items]
Number of shares outstanding | shares	458,721,777
Percentage of issued capital outstanding	93.58%
Warrants trading value	€ 14,100
Net assets				€ 62,834	€ 90,701
Consideration transferred, acquisition-date fair value				52,556	55,800				€ 13,200
Cash and cash equivalents less redemptions amount				41,178	30,191
Financial liabilities, at fair value		€ 267,069		220,110	402,462
Payment for the repurchase of shares		222,345	€ 10,731	€ 10,731	€ 0	€ 0
Current earnout liability		73,798
Foreign exchange on revaluation of warrants and earnouts		€ (24,029)	€ 0
Parent [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares outstanding | shares	458,721,777
Percentage of issued capital outstanding	93.58%
Shares conversion ratio	8.51 to 1
Net assets	€ 146,200
Consideration transferred, acquisition-date fair value										€ 11,100
Cash and cash equivalents less redemptions amount	170,600
Class of warrants number of shares covered by each warrant or right		1
Class of warrants or rights exercise price per share | $ / shares							$ 11.5
Class of warrants or rights expiry date		Jan. 27, 2027
Payment for the repurchase of shares		€ 222,300
Repurchase price per share | $ / shares							$ 10
Parent [member] | Warrant Liabilities [Member]
Disclosure of non-adjusting events after reporting period [line items]
Current financial liabilities at fair value through profit or loss		17,400
Gains losses on financial liabilities at fair value through profit or loss net of foreign exchange rate movements		34,600
Foreign exchange gain loss due to change in fair value of financial liabilities through profit or loss		5,600
Parent [member] | Earnout Shares [Member]
Disclosure of non-adjusting events after reporting period [line items]
Gains losses on financial liabilities at fair value through profit or loss net of foreign exchange rate movements		194,900
Financial liabilities, at fair value	€ 250,000
Current earnout liability		73,800
Foreign exchange on revaluation of warrants and earnouts		18,800
Sports Entertainment Acquisition Corp [Member] | Major business combination [member]
Disclosure of non-adjusting events after reporting period [line items]
Common stock trading price per share | (per share)	€ 7.19							$ 8.14
Common stock trading value	€ 226,400
Net assets	146,200	164,000
Consideration transferred, acquisition-date fair value	272,800
Cash and cash equivalents less redemptions amount	170,600
Deferred underwriting fees	17,500
Accrued expenses	4,600
Business combination listing expense recognized on excess of consideration over assets acquired	126,200
Transaction costs	22,900
Transaction costs expensed	21,600
Transaction costs recognized as reduction of share capital	€ 1,400
Business combination earnout shares issuable | shares	50,969,088
Sports Entertainment Acquisition Corp [Member] | Public Warrants [Member] | Major business combination [member]
Disclosure of non-adjusting events after reporting period [line items]
Warrants trading price per warrant | (per share)	€ 1.44							1.63
Warrants trading value	€ 32,300
Sports Entertainment Acquisition Corp [Member] | Private Warrants [Member] | Major business combination [member]
Disclosure of non-adjusting events after reporting period [line items]
Warrants trading value	€ 14,100
Sports Entertainment Acquisition Corp [Member] | Parent [member]
Disclosure of non-adjusting events after reporting period [line items]
Transaction costs expensed		€ 21,600
Stock issued during the period shares new issues | shares	31,475,691
Sports Entertainment Acquisition Corp [Member] | Parent [member] | Major business combination [member]
Disclosure of non-adjusting events after reporting period [line items]
Common stock trading price per share | (per share)	€ 7.19							8.14
Common stock trading value	€ 226,400
Consideration transferred, acquisition-date fair value	272,800
Cash and cash equivalents less redemptions amount	170,600
Deferred underwriting fees	17,500
Accrued expenses	4,600
Business combination listing expense recognized on excess of consideration over assets acquired	126,200
Transaction costs	22,900
Transaction costs expensed	€ 21,600
Sports Entertainment Acquisition Corp [Member] | Parent [member] | Public Warrants [Member]
Disclosure of non-adjusting events after reporting period [line items]
Class of warrants or rights issued during the period units | shares	22,499,986
Sports Entertainment Acquisition Corp [Member] | Parent [member] | Public Warrants [Member] | Major business combination [member]
Disclosure of non-adjusting events after reporting period [line items]
Warrants trading price per warrant | (per share)	€ 1.44							$ 1.63
Warrants trading value	€ 32,300
Sports Entertainment Acquisition Corp [Member] | Parent [member] | Private Warrants [Member]
Disclosure of non-adjusting events after reporting period [line items]
Class of warrants or rights issued during the period units | shares	11,000,000